Financial Instruments (Details) € in Thousands, $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Financial Instruments (Details) [Line Items]
Cash and cash equivalents	€ 41,134		€ 41,229	$ 42,819	€ 51,127	$ 53,221	€ 46,458
Derivative financial assets	656			683	810
Non-current restricted cash	17,052			17,751	17,386
Trade receivables	980				205
Revenue receivables	4,413				1,013
Government authorities receivables	5,886				4,851
Increase (decrease) in working capital	23,827	₪ 214.5
Tax credit amount (in Dollars)	€ 1,875			1,952	€ 4,643
Percentage of income					80.00%	80.00%
Deposit value			€ 10,000
Percentage of reducing fund			10.00%
Security fund amount			€ 3,500
US Solar Projects [Member]
Financial Instruments (Details) [Line Items]
Tax credit amount (in Dollars) | $				$ 19,000